Note 10 - Income Taxes (Details) - Income Tax Provision (Benefit) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Provision (Benefit) [Abstract]
Current		$ 7,000
Deferred	(1,526,000)	(1,154,000)
Change in valuation allowance	$ 1,526,000	$ 1,147,000